SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued employee benefits and payroll-related	$ 433		$ 539		$ 343
Real estate and other taxes	2,502	[1]	2,428	[1],[2]	1,391	[2]
Self-insured reserve	66		80		162
Accrued interest	223		210		206
Unearned rental revenue			43		192
Medicaid overpayment - Healthcare Services	52		169		1,529
Other accrued expenses	1,978		1,567		1,164
Total accrued expenses	$ 5,254		$ 5,036		$ 4,987

[1]	March 31, 2023 includes approximately $2.2 million of franchise tax accruals for the Healthcare Services segment. December 31, 2022 includes approximately $2.1 million of franchise tax accruals for the Healthcare Services segment.
[2]	In 2022, includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition in 2020 as well as $1.3 million of our own dates of operation under the Healthcare Services segment and approximately $0.3 million property tax accrual for the twelve months ended December 31, 2022 for the Real Estate segment. In 2021, includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition and approximately $0.3 million bed tax accrual for the twelve months ended December 31, 2021 for the Healthcare Services segment.